INITIAL PUBLIC OFFERING (Details) - ADARA ACQUISITION CORP - $ / shares	Feb. 11, 2021	Aug. 11, 2020
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	11,500,000	11,500,000
Purchase price, per unit	$ 10.10	$ 10.00
Initial Public Offering | Class A common Stock
INITIAL PUBLIC OFFERING
Number of shares in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants | Class A common Stock
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,500,000	1,500,000
Purchase price, per unit	$ 10.00